GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.73%
	Ally Auto Receivables Trust
	Series 2019-1 Class A3
$ 387,975	2.91%, 09/15/2023	$ 394,454
	Series 2019-2 Class A3
30,000	2.23%, 01/16/2024	30,430
	Series 2019-4 Class A3
50,000	1.84%, 06/17/2024	50,748
	American Credit Acceptance Receivables Trust(a)
	Series 2019-3 Class D
10,000	2.89%, 09/12/2025	10,329
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	874,355
	Series 2020-4 Class C
800,000	1.31%, 12/14/2026	802,935
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	84,969
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,999,169
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,334
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,511
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,245
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	20,416
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	362,838
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	122,250
31,766	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	31,796
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	966,638
	Series 2020-2A Class B
100,000	2.96%, 02/20/2027	106,754
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	121,265
575,000	Bain Capital Credit Ltd(a)(b) Series 2020-4A Class C 2.86%, 10/20/2033 3-mo. LIBOR + 2.70%	579,203
1,500,000	Barings Ltd(a)(b) Series 2020-4A Class C 2.37%, 01/20/2032 3-mo. LIBOR + 2.15%	1,500,720
103,333	BBCMS Trust(a) Series 2013-TYSN Class A2 3.76%, 09/05/2032	103,503
Principal Amount		Fair Value
Non-Agency — (continued)
$ 100,000	BB-UBS Trust(a) Series 2012-TFT Class A 2.89%, 06/05/2030	$ 99,006
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2013-2A Class CR
25,000	1.87%, 01/18/2029 3-mo. LIBOR + 1.65%	24,618
	Series 2016-3A Class A1R
24,853	1.24%, 10/20/2029 3-mo. LIBOR + 1.02%	24,788
	Series 2017-1A Class A1A
745,694	1.52%, 04/20/2031 3-mo. LIBOR + 1.30%	745,944
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,232
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,202
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	16,398
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,218
	Series 2020-4 Class D
265,000	1.75%, 04/15/2027	264,459
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	496,394
	CIFC Funding Ltd(a)(b)
	Series 2017-3A Class A1
350,000	1.44%, 07/20/2030 3-mo. LIBOR + 1.22%	350,078
	Series 2018-5A Class A1
300,000	1.43%, 01/15/2032 3-mo. LIBOR + 1.19%	300,037
90,889	Commonbond Student Loan Trust(a) Series 2020-1 Class A 1.69%, 10/25/2051	90,390
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	306,476
	Series 2020-3A Class A
250,000	1.24%, 10/15/2029	253,050
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	512,749
185,650	DB Master Finance LLC(a) Series 2019-1A Class A23 4.35%, 05/20/2049	200,049
230,000	Dell Equipment Finance Trust(a) Series 2020-2 Class D 1.92%, 03/23/2026	234,431
	Domino's Pizza LLC(a)
	Series 2017-1A Class A23
143,560	4.12%, 07/25/2047	153,954

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-1A Class A2II
$ 146,625	4.33%, 07/25/2048	$ 158,977
	Drive Auto Receivables Trust
	Series 2018-3 Class D
5,000	4.30%, 09/16/2024	5,164
	Series 2019-3 Class D
750,000	3.18%, 10/15/2026	782,415
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,168
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,560,768
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	1,056,512
955,000	Dryden Senior Loan(a)(b) Series 2017-50A Class C 2.49%, 07/15/2030 3-mo. LIBOR + 2.25%	955,316
	DT Auto Owner Trust(a)
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	10,347
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	3,170,268
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
20,000	2.58%, 09/15/2025(a)	20,640
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,459,557
	First Investors Auto Owner Trust(a)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	364,545
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	415,432
	Flagship Credit Auto Trust(a)
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,576
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	15,578
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	192,871
	Ford Credit Auto Owner Trust
	Series 2018-A Class A4
250,000	3.16%, 10/15/2023	255,757
	Series 2019-C Class A3
10,000	1.87%, 03/15/2024	10,183
	Series 2020-B Class A3
35,000	0.56%, 10/15/2024	35,144
	Series 2020-C Class A3
440,000	0.41%, 07/15/2025	441,381
420,000	Foursight Capital Automobile Receivables Trust(a) Series 2021-1 Class D 1.32%, 03/15/2027	419,309
Principal Amount		Fair Value
Non-Agency — (continued)
$ 10,000	GLS Auto Receivables Issuer Trust(a) Series 2020-1A Class C 2.72%, 11/17/2025	$ 10,375
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
20,000	1.75%, 07/16/2024	20,293
	Series 2020-1 Class A3
10,000	1.84%, 09/16/2024	10,186
	Series 2020-4 Class A3
10,000	0.38%, 08/18/2025	10,021
	Series 2021-1 Class A3
620,000	0.35%, 10/16/2025	621,114
1,500,000	Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A4 2.12%, 05/12/2053	1,550,110
25,000	Greenwood Park Ltd(a)(b) Series 2018-1A Class A1 1.27%, 04/15/2031 3-mo. LIBOR + 1.03%	24,955
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
15,000	1.83%, 01/18/2024	15,298
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	30,893
	Series 2020-3 Class A3
5,000	0.37%, 10/18/2024	5,015
550,000	LCM XIII LP(a)(b) Series 2013-A Class ARR 1.36%, 07/19/2027 3-mo. LIBOR + 1.14%	550,024
1,250,000	LCM XVI LP(a)(b) Series 2016-A Class CR2 2.39%, 10/15/2031 3-mo. LIBOR + 2.15%	1,242,824
421,594	Legacy Mortgage Asset Trust(a)(c) Series 2018-GS2 Class A1 4.00%, 04/25/2058	423,876
2,000,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.22%, 04/19/2033 3-mo. LIBOR + 2.00%	2,000,424
250,000	Marathon Ltd(a)(b) Series 2020-15A Class A2A 2.53%, 11/15/2031 3-mo. LIBOR + 2.30%	250,907
57,849	MVW Owner Trust(a) Series 2019-1A Class C 3.33%, 11/20/2036	58,878
	Navient Private Education Refi Loan Trust(a)
	Series 2020-HA Class A
140,513	1.31%, 01/15/2069	142,308

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A
$ 205,000	0.84%, 05/15/2069	$ 205,013
	Series 2021-A Class B
100,000	2.24%, 05/15/2069	98,359
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
5,000	1.93%, 07/15/2024	5,102
	Series 2020-A Class A3
30,000	1.38%, 12/16/2024	30,530
	Series 2020-B Class A3
25,000	0.55%, 07/15/2024	25,121
1,000,000	Octagon Investment Partners 32 Ltd(a)(b) Series 2017-1A Class C 2.49%, 07/15/2029 3-mo. LIBOR + 2.25%	1,000,373
125,000	OneMain Financial Issuance Trust(a) Series 2016-3A Class A 3.83%, 06/18/2031	126,633
915,000	Progress Residential Trust(a) Series 2018-SFR3 Class D 4.43%, 10/17/2035	935,431
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,298
	Series 2020-1 Class C
60,000	4.11%, 12/15/2025	64,749
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	434,736
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	216,960
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	5,116
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	40,764
15,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	15,191
815,576	S-Jets Ltd(a) Series 2017-1 Class A 3.97%, 08/15/2042	817,874
960,000	SMB Private Education Loan Trust(a) Series 2020-A Class A2A 2.23%, 09/15/2037	1,000,392
30,000	Sound Point Ltd(a)(b) Series 2015-1RA Class A 1.60%, 04/15/2030 3-mo. LIBOR + 1.36%	30,013
440,000	TIF Funding II LLC(a) Series 2021-1A Class A 1.65%, 02/20/2046	439,945
	Towd Point Mortgage Trust(a)(d)
	Series 2018-5 Class M1
430,000	3.25%, 07/25/2058	458,814
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-2 Class A2B
$ 125,000	3.00%, 04/25/2060	$ 134,029
	Toyota Auto Receivables Owner Trust
	Series 2019-D Class A3
25,000	1.92%, 01/16/2024	25,487
	Series 2020-A Class A3
1,305,000	1.66%, 05/15/2024	1,330,292
	Series 2020-C Class A3
10,000	0.44%, 10/15/2024	10,037
	Series 2020-D Class A3
10,000	0.35%, 01/15/2025	10,030
	Tricon American Homes Trust(a)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	5,213
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	101,173
203,135	VCAT LLC(a) Series 2021-NPL1 Class A1 2.29%, 12/26/2050	203,187
	Venture Ltd(a)(b)
	Series 2013-15A Class A1R2
695,739	1.61%, 07/15/2032 3-mo. LIBOR + 1.37%	696,295
	Series 2017-28AA Class C1
1,000,000	2.62%, 10/20/2029 3-mo. LIBOR + 2.40%	1,000,018
	Series 2018-32A Class C
25,000	2.18%, 07/18/2031 3-mo. LIBOR + 1.95%	24,445
2,661	VOLT LXXXIII LLC(a)(c) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	2,670
	Voya Ltd(a)(b)
	Series 2017-3A Class B
1,008,761	2.57%, 07/20/2030 3-mo. LIBOR + 2.35%	1,009,050
	Series 2019-3A Class C
1,000,000	2.83%, 10/17/2032 3-mo. LIBOR + 2.60%	1,002,873
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	10,315
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	512,314
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	627,101
	Series 2020-3A Class C
100,000	1.24%, 11/17/2025	101,063
200,000	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	202,486
		44,555,236

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 0.10%
$ 750,000	Federal Home Loan Mortgage Corp Series K740 Class A2 1.47%, 09/25/2027	$ 775,309
TOTAL ASSET-BACKED SECURITIES — 5.83% (Cost $45,157,516)		$45,330,545
CORPORATE BONDS AND NOTES
Basic Materials — 1.83%
690,000	Allegheny Technologies Inc(e) 5.88%, 12/01/2027	724,579
	Anglo American Capital PLC(a)
400,000	4.50%, 03/15/2028	469,879
2,415,000	2.63%, 09/10/2030	2,479,094
445,000	ArcelorMittal SA 4.55%, 03/11/2026	495,792
	Braskem Netherlands Finance BV(a)
410,000	4.50%, 01/31/2030	416,663
415,000	5.88%, 01/31/2050(e)	422,989
1,790,000	First Quantum Minerals Ltd(a) 6.88%, 10/15/2027	1,930,837
	FMC Corp
5,000	3.45%, 10/01/2029	5,589
40,000	4.50%, 10/01/2049	50,344
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,298
410,000	4.25%, 03/01/2030	444,465
5,000	4.63%, 08/01/2030	5,551
1,035,000	5.40%, 11/14/2034	1,285,988
95,000	5.45%, 03/15/2043	118,750
	Glencore Funding LLC(a)
5,000	4.00%, 03/27/2027	5,678
10,000	3.88%, 10/27/2027	11,345
35,000	4.88%, 03/12/2029	41,805
3,090,000	2.50%, 09/01/2030	3,119,624
10,000	LYB International Finance III LLC 4.20%, 10/15/2049	11,321
5,000	Newcrest Finance Property Ltd(a) 3.25%, 05/13/2030	5,507
510,000	Novelis Corp 4.75%, 01/30/2030	535,500
495,000	Nutrition & Biosciences Inc(a) 2.30%, 11/01/2030	505,588
	Steel Dynamics Inc
455,000	3.45%, 04/15/2030	507,003
20,000	3.25%, 01/15/2031	21,998
590,000	Suzano Austria GmbH 3.75%, 01/15/2031	626,256
		14,247,443
Principal Amount		Fair Value
Communications — 5.81%
$ 360,000	AMC Networks Inc 4.25%, 02/15/2029	$ 358,384
	AT&T Inc
5,000	4.35%, 03/01/2029	5,871
5,000	4.30%, 02/15/2030	5,866
7,000	3.55%, 09/15/2055(a)	6,700
2,604,000	3.80%, 12/01/2057(a)	2,602,606
6,049,000	3.65%, 09/15/2059(a)	5,822,473
235,000	Block Communications Inc(a) 4.88%, 03/01/2028	242,931
	Booking Holdings Inc
10,000	4.50%, 04/13/2027	11,852
1,400,000	4.63%, 04/13/2030	1,700,022
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
5,000	5.50%, 05/01/2026	5,179
50,000	5.13%, 05/01/2027	52,573
505,000	4.50%, 08/15/2030	531,826
1,690,000	4.25%, 02/01/2031	1,731,743
290,000	4.50%, 05/01/2032	301,664
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	11,835
5,550,000	4.80%, 03/01/2050	6,315,028
880,000	Clear Channel Worldwide Holdings Inc(a) 5.13%, 08/15/2027	898,700
	CommScope Inc(a)
180,000	6.00%, 03/01/2026	190,575
85,000	7.13%, 07/01/2028	90,440
1,105,000	CommScope Technologies LLC(a) 5.00%, 03/15/2027	1,095,331
	Cox Communications Inc(a)
25,000	4.80%, 02/01/2035	31,074
565,000	4.70%, 12/15/2042	707,391
	CSC Holdings LLC(a)
200,000	4.13%, 12/01/2030	204,480
1,650,000	4.63%, 12/01/2030	1,683,000
	Discovery Communications LLC
25,000	3.95%, 03/20/2028	28,452
1,350,000	4.00%, 09/15/2055(a)	1,454,185
	Expedia Group Inc
25,000	6.25%, 05/01/2025(a)	28,905
10,000	7.00%, 05/01/2025(a)	10,952
10,000	4.63%, 08/01/2027(a)	11,089
925,000	3.80%, 02/15/2028	986,080
3,510,000	3.25%, 02/15/2030	3,593,690
	iHeartCommunications Inc
60,000	6.38%, 05/01/2026	63,919
505,000	8.38%, 05/01/2027	538,643
365,000	5.25%, 08/15/2027(a)	378,490
90,000	4.75%, 01/15/2028(a)	91,913
	Lamar Media Corp
170,000	3.75%, 02/15/2028	172,501
375,000	4.00%, 02/15/2030	384,375

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 600,000	Millicom International Cellular SA(a) 5.13%, 01/15/2028	$ 632,820
	Netflix Inc
35,000	5.88%, 11/15/2028	43,925
45,000	6.38%, 05/15/2029	58,284
5,000	5.38%, 11/15/2029(a)	6,250
1,545,000	4.88%, 06/15/2030(a)	1,877,175
435,000	Nokia Oyj 4.38%, 06/12/2027	477,715
	Sirius XM Radio Inc(a)
5,000	5.38%, 07/15/2026	5,193
485,000	5.00%, 08/01/2027	509,752
235,000	Sprint Capital Corp 6.88%, 11/15/2028	301,681
5,000	Sprint Corp 7.25%, 09/15/2021	5,165
720,000	Telefonica Emisiones SA 5.52%, 03/01/2049	954,001
35,000	Time Warner Cable LLC 4.50%, 09/15/2042	39,808
	T-Mobile USA Inc
5,000	4.50%, 02/01/2026	5,115
2,245,000	3.88%, 04/15/2030(a)	2,534,987
	Uber Technologies Inc(a)
10,000	7.50%, 05/15/2025	10,712
15,000	8.00%, 11/01/2026	16,187
390,000	7.50%, 09/15/2027	427,541
2,015,000	6.25%, 01/15/2028	2,166,125
1,745,000	Verizon Communications Inc(a) 1.68%, 10/30/2030	1,700,559
	ViacomCBS Inc
5,000	4.20%, 06/01/2029	5,884
20,000	4.95%, 01/15/2031	24,711
	Virgin Media Finance PLC(a)
200,000	5.50%, 08/15/2026	208,750
810,000	5.00%, 07/15/2030	833,919
		45,196,997
Consumer, Cyclical — 3.54%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(a)
5,000	5.75%, 04/15/2025	5,328
325,000	3.88%, 01/15/2028	329,810
610,000	4.00%, 10/15/2030	605,425
1,365,000	7-Eleven Inc(a) 0.80%, 02/10/2024	1,366,938
715,000	Allison Transmission Inc(a) 3.75%, 01/30/2031	711,053
	American Airlines Pass Through Trust
	Series 2016-1 Class B
5,720	5.25%, 01/15/2024	4,904
	Series 2017-2 Class B
3,736	3.70%, 10/15/2025	3,199
	Series 2016-3 Class B
22,046	3.75%, 10/15/2025	19,076
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Series 2019-1 Class B
$ 23,498	3.85%, 02/15/2028	$ 19,864
	Series 2016-3 Class A
156,100	3.25%, 10/15/2028	148,621
	Series 2017-2 Class A
4,323	3.60%, 10/15/2029	3,991
	American Honda Finance Corp
45,000	1.95%, 05/20/2022	45,926
1,530,000	0.55%, 07/12/2024	1,528,439
40,000	AutoNation Inc 4.75%, 06/01/2030	48,142
	AutoZone Inc
10,000	3.63%, 04/15/2025	11,131
2,345,000	4.00%, 04/15/2030	2,736,577
4,758	British Airways Pass Through Trust(a) Series 2019-1 Class A 3.35%, 06/15/2029	4,606
	Carvana Co(a)
430,000	5.63%, 10/01/2025	444,147
380,000	5.88%, 10/01/2028	394,725
5,000	Dollar General Corp 3.50%, 04/03/2030	5,676
	Ford Motor Co
10,000	8.50%, 04/21/2023	11,205
870,000	9.00%, 04/22/2025	1,060,313
250,000	9.63%, 04/22/2030(e)	354,297
	General Motors Co
295,000	5.20%, 04/01/2045	363,069
1,345,000	5.40%, 04/01/2048	1,703,458
1,285,000	5.95%, 04/01/2049	1,743,307
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	101,970
	Hilton Domestic Operating Co Inc(a)
695,000	4.00%, 05/01/2031	712,757
110,000	3.63%, 02/15/2032	108,778
5,000	Hyatt Hotels Corp 5.75%, 04/23/2030	6,042
5,000	Lennar Corp 4.75%, 11/29/2027	5,909
	Marriott International Inc
40,000	5.75%, 05/01/2025	46,430
175,000	4.63%, 06/15/2030	200,266
165,000	Murphy Oil USA Inc(a) 3.75%, 02/15/2031	165,000
	PulteGroup Inc
5,000	4.25%, 03/01/2021	5,000
230,000	6.00%, 02/15/2035	311,785
3,240,000	Target Corp 2.25%, 04/15/2025	3,452,285
3,745,000	Toyota Motor Credit Corp 0.50%, 08/14/2023	3,759,093
205,000	United Airlines 2020-1 Class B Pass Through Trust 4.88%, 01/15/2026	209,100

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 3,460,000	Volkswagen Group of America Finance LLC(a) 0.88%, 11/22/2023	$ 3,477,174
45,000	Wyndham Destinations Inc(a) 6.63%, 07/31/2026	50,256
	Yum! Brands Inc
5,000	7.75%, 04/01/2025(a)	5,488
1,035,000	4.75%, 01/15/2030(a)	1,110,038
110,000	3.63%, 03/15/2031	107,800
		27,508,398
Consumer, Non-Cyclical — 5.36%
400,000	Adani Ports & Special Economic Zone Ltd(a) 4.20%, 08/04/2027	436,352
605,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	758,026
	Anheuser-Busch InBev Worldwide Inc
10,000	4.60%, 04/15/2048	12,144
5,000	4.50%, 06/01/2050	6,045
470,000	Ashtead Capital Inc(a) 4.25%, 11/01/2029	517,099
1,025,000	Cigna Corp 2.40%, 03/15/2030	1,068,590
710,000	CVS Health Corp 3.25%, 08/15/2029	787,314
298,343	CVS Pass Through Trust(a) Series 2014 4.16%, 08/11/2036	326,565
40,000	Encompass Health Corp 4.75%, 02/01/2030	43,024
10,000	Equifax Inc 3.10%, 05/15/2030	10,934
676,000	Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	728,261
235,000	Gartner Inc(a) 3.75%, 10/01/2030	241,606
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,748,238
	HCA Inc
1,210,000	4.13%, 06/15/2029	1,386,983
2,095,000	3.50%, 09/01/2030	2,175,888
2,870,000	5.25%, 06/15/2049	3,661,554
1,070,000	Hologic Inc(a) 3.25%, 02/15/2029	1,087,387
1,000,000	IHS Markit Ltd 4.25%, 05/01/2029	1,178,620
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	5,779
1,245,000	5.20%, 07/15/2045	1,447,965
1,910,000	4.38%, 06/01/2046	2,033,920
25,000	4.88%, 10/01/2049	28,287
40,000	Lamb Weston Holdings Inc(a) 4.88%, 05/15/2028	44,288
10,000	Mylan Inc 5.40%, 11/29/2043	13,116
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,335,000	Mylan NV 5.25%, 06/15/2046	$ 3,020,386
400,000	NBM US Holdings Inc(a) 7.00%, 05/14/2026	429,400
2,550,000	PayPal Holdings Inc 1.35%, 06/01/2023	2,600,724
1,590,000	PepsiCo Inc 0.40%, 10/07/2023	1,594,301
860,000	Perrigo Finance Unlimited Co 3.15%, 06/15/2030	906,713
265,000	Pilgrim's Pride Corp(a) 5.88%, 09/30/2027	282,013
	Post Holdings Inc
5,000	5.75%, 03/01/2027(a)	5,244
40,000	5.75%, 03/01/2027	41,950
635,000	4.63%, 04/15/2030(a)	658,158
55,000	Sabre Global Inc(a) 9.25%, 04/15/2025	65,255
1,020,000	Smithfield Foods Inc(a) 3.00%, 10/15/2030	1,060,525
	Tenet Healthcare Corp
320,000	5.13%, 05/01/2025	324,205
5,000	4.88%, 01/01/2026(a)	5,216
335,000	6.25%, 02/01/2027(a)	352,891
295,000	4.63%, 06/15/2028(a)	308,598
55,000	6.13%, 10/01/2028(a)	57,447
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	137,312
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.80%, 07/21/2023	9,914
1,140,000	3.15%, 10/01/2026	1,087,275
1,850,000	4.10%, 10/01/2046	1,625,465
	Unilever Capital Corp
2,070,000	3.00%, 03/07/2022	2,132,368
1,060,000	2.60%, 05/05/2024	1,131,307
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,535
860,000	4.00%, 07/15/2030	907,042
820,000	Upjohn Inc(a) 4.00%, 06/22/2050	914,403
190,000	Verisk Analytics Inc 4.13%, 03/15/2029	224,131
		41,635,763
Diversified — 0.12%
855,577	CVS Health Corp(a) 4.70%, 01/10/2036	969,367
Energy — 1.65%
1,610,000	Aker BP ASA(a) 4.00%, 01/15/2031	1,729,325
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	17,791
1,075,000	3.70%, 11/15/2029	1,173,645

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 740,000	Continental Resources Inc 3.80%, 06/01/2024	$ 758,500
2,210,000	Energy Transfer Operating LP 3.75%, 05/15/2030	2,321,249
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	24,313
445,000	5.45%, 06/01/2047	356,000
545,000	EQM Midstream Partners LP(e) 5.50%, 07/15/2028	564,478
340,000	EQT Corp 5.00%, 01/15/2029	369,750
725,000	Exxon Mobil Corp 1.90%, 08/16/2022	743,907
410,000	Hess Corp 5.60%, 02/15/2041	485,737
120,000	Kinder Morgan Energy Partners LP 4.70%, 11/01/2042	132,865
180,000	Leviathan Bond Ltd(a) 6.13%, 06/30/2025	198,630
165,000	NGPL PipeCo LLC(a) 4.88%, 08/15/2027	190,829
	Occidental Petroleum Corp
39,000	2.70%, 02/15/2023	38,529
310,000	2.90%, 08/15/2024	299,925
135,000	3.50%, 06/15/2025	130,950
135,000	5.55%, 03/15/2026	141,919
505,000	Petrobras Global Finance BV 6.90%, 03/19/2049	607,535
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	71,062
650,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	677,151
815,000	Sabine Pass Liquefaction LLC(a) 4.50%, 05/15/2030	949,442
600,000	Saudi Arabian Oil Co(a) 3.25%, 11/24/2050	586,826
225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 4.00%, 01/15/2032	222,750
		12,793,108
Financial — 9.13%
570,000	AerCap Ireland Capital Designated Activity Co 3.88%, 01/23/2028	613,465
	Air Lease Corp
10,000	3.38%, 07/01/2025	10,751
825,000	3.00%, 02/01/2030	839,794
750,000	3.13%, 12/01/2030	766,020
20,000	Aircastle Ltd 4.25%, 06/15/2026	21,460
	Ally Financial Inc
5,000	3.88%, 05/21/2024	5,456
Principal Amount		Fair Value
Financial — (continued)
$ 225,000	4.63%, 03/30/2025	$ 255,715
1,360,000	5.80%, 05/01/2025	1,611,037
270,000	5.75%, 11/20/2025	314,345
995,000	8.00%, 11/01/2031	1,444,695
320,000	American International Group Inc 4.20%, 04/01/2028	374,826
310,000	American Tower Corp REIT 2.10%, 06/15/2030	312,181
260,000	Antares Holdings LP(a) 3.95%, 07/15/2026	260,695
230,000	Athene Global Funding(a) 2.55%, 11/19/2030	232,317
1,355,000	Athene Holding Ltd 3.50%, 01/15/2031	1,423,943
	Aviation Capital Group LLC(a)
450,000	5.50%, 12/15/2024	508,116
240,000	1.95%, 01/30/2026	238,034
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(a) 5.38%, 04/17/2025	257,501
200,000	Banco Santander SA 2.75%, 12/03/2030	201,411
	Bank of America Corp
75,000	3.00%, 12/20/2023(b) 3-mo. LIBOR + 2.77%	78,575
295,000	0.81%, 10/24/2024(b) SOFR + 0.74%	296,799
3,975,000	4.18%, 11/25/2027	4,555,402
295,000	1.92%, 10/24/2031(b) SOFR + 1.86%	292,737
1,655,000	Barclays PLC 3.56%, 09/23/2035	1,735,003
	Brixmor Operating Partnership LP REIT
25,000	4.13%, 05/15/2029	28,616
900,000	4.05%, 07/01/2030	1,018,605
2,030,000	Citigroup Inc 3.50%, 05/15/2023	2,164,724
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	186,354
560,000	Credit Agricole SA 4.00%, 01/10/2033	622,439
990,000	Credit Suisse AG 0.50%, 02/02/2024	989,757
530,000	Crown Castle International Corp 3.25%, 01/15/2051	539,759
	Crown Castle International Corp REIT
125,000	3.30%, 07/01/2030	137,102
1,670,000	2.25%, 01/15/2031	1,696,782
355,000	Danske Bank A/S(a) 5.38%, 01/12/2024	399,734
745,000	Deutsche Bank AG(b) 3.55%, 09/18/2031 SOFR + 3.49%	785,130
	Equinix Inc REIT
15,000	3.20%, 11/18/2029	16,229

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 550,000	2.15%, 07/15/2030	$ 549,203
20,000	Fidelity & Guaranty Life Holdings Inc(a) 5.50%, 05/01/2025	23,301
1,455,000	Fidelity National Financial Inc 3.40%, 06/15/2030	1,588,798
1,865,000	GE Capital Funding LLC(a) 4.40%, 05/15/2030	2,163,270
960,000	Global Atlantic Finance Co(a) 4.40%, 10/15/2029	1,055,667
	Goldman Sachs Group Inc
1,510,000	0.48%, 01/27/2023	1,510,348
2,895,000	0.63%, 11/17/2023(b) SOFR + 0.54%	2,898,536
1,670,000	Healthpeak Properties Inc 3.00%, 01/15/2030	1,816,468
205,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	224,993
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,562
10,000	6.25%, 05/15/2026	10,566
1,140,000	5.25%, 05/15/2027	1,197,023
745,000	4.38%, 02/01/2029(a)	739,710
	Iron Mountain Inc REIT(a)
5,000	5.00%, 07/15/2028	5,255
1,015,000	5.25%, 07/15/2030	1,075,900
220,000	Jefferies Group LLC 6.50%, 01/20/2043	296,712
30,000	JPMorgan Chase & Co(b)(e) 4.49%, 03/24/2031 SOFR + 4.43%	36,070
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	30,010
310,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(a) 5.25%, 10/01/2025	309,225
890,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(a) 3.88%, 02/15/2029	905,019
	Morgan Stanley
1,910,000	0.53%, 01/25/2024(b) SOFR + 0.46%	1,909,800
2,470,000	4.35%, 09/08/2026	2,875,104
360,000	Nasdaq Inc 0.45%, 12/21/2022	360,341
1,140,000	National Securities Clearing Corp(a) 0.40%, 12/07/2023	1,141,386
1,580,000	Nationwide Building Society(a) 0.55%, 01/22/2024	1,579,260
	Navient Corp
95,000	7.25%, 09/25/2023	104,619
1,015,000	5.00%, 03/15/2027	1,028,956
Principal Amount		Fair Value
Financial — (continued)
$ 1,840,000	New York Life Global Funding(a) 0.85%, 01/15/2026	$ 1,845,210
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	27,952
470,000	5.38%, 11/15/2029	517,000
50,000	Quicken Loans LLC(a) 5.25%, 01/15/2028	53,375
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(a)
5,000	3.63%, 03/01/2029	5,002
3,715,000	3.88%, 03/01/2031	3,766,081
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,633
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	116,566
350,000	Royal Bank of Canada 0.50%, 10/26/2023	351,122
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	16,216
210,000	3.24%, 10/05/2026	228,002
1,045,000	SBA Communications Corp(a) 3.13%, 02/01/2029	1,042,387
	Simon Property Group LP REIT
775,000	2.65%, 07/15/2030	803,742
90,000	3.80%, 07/15/2050	97,791
5,000	Sirius International Group Ltd(a) 4.60%, 11/01/2026	4,966
	Societe Generale SA(a)
670,000	4.75%, 11/24/2025	761,103
2,385,000	3.65%, 07/08/2035	2,527,033
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	16,252
	Standard Chartered PLC(a)
810,000	4.64%, 04/01/2031	963,959
1,655,000	3.27%, 02/18/2036	1,690,977
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	295,637
	Synchrony Financial
20,000	2.85%, 07/25/2022	20,641
205,000	4.38%, 03/19/2024	225,011
1,790,000	Toronto-Dominion Bank 0.25%, 01/06/2023	1,787,420
	Welltower Inc REIT
195,000	4.25%, 04/01/2026	225,826
2,530,000	3.10%, 01/15/2030	2,734,514
130,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	151,213
		70,967,242
Industrial — 3.74%
1,280,000	Avnet Inc 4.63%, 04/15/2026	1,447,752

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Boeing Co
$ 5,000	2.25%, 06/15/2026	$ 5,123
5,000	2.95%, 02/01/2030	5,096
15,000	5.15%, 05/01/2030	17,812
235,000	3.63%, 02/01/2031	253,269
5,000	3.55%, 03/01/2038	4,956
5,000	5.71%, 05/01/2040	6,342
5,000	3.38%, 06/15/2046	4,696
5,000	3.65%, 03/01/2047	4,894
5,000	3.63%, 03/01/2048	4,866
10,000	3.85%, 11/01/2048	9,959
5,000	3.90%, 05/01/2049	5,106
6,325,000	3.75%, 02/01/2050	6,368,852
2,755,000	5.81%, 05/01/2050(e)	3,632,146
5,000	5.93%, 05/01/2060	6,717
670,000	Builders FirstSource Inc(a) 6.75%, 06/01/2027	721,087
235,000	Carrier Global Corp 2.72%, 02/15/2030	248,881
3,750,000	Caterpillar Financial Services Corp 0.45%, 09/14/2023	3,756,457
	Cemex SAB de CV(a)
935,000	7.75%, 04/16/2026	985,256
905,000	5.20%, 09/17/2030	984,187
880,000	3.88%, 07/11/2031	881,100
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	5,237
465,000	5.40%, 02/01/2027	486,157
5,000	FedEx Corp 5.25%, 05/15/2050	6,734
	General Electric Co
600,000	3.63%, 05/01/2030	666,307
210,000	4.35%, 05/01/2050	242,557
	Huntington Ingalls Industries Inc
5,000	3.84%, 05/01/2025	5,580
95,000	4.20%, 05/01/2030	111,218
10,000	Jabil Inc 3.00%, 01/15/2031	10,449
100,000	Jeld-Wen Inc(a) 4.63%, 12/15/2025	102,000
3,615,000	John Deere Capital Corp 2.95%, 04/01/2022	3,729,161
5,000	Keysight Technologies Inc 3.00%, 10/30/2029	5,503
	Spirit AeroSystems Inc
670,000	7.50%, 04/15/2025(a)	718,716
675,000	4.60%, 06/15/2028	646,944
485,000	Standard Industries Inc(a) 4.38%, 07/15/2030	514,706
1,355,000	Textron Inc 3.00%, 06/01/2030	1,429,223
	TransDigm Inc(a)
505,000	6.25%, 03/15/2026	534,138
390,000	4.63%, 01/15/2029	387,321
80,000	Vulcan Materials Co 3.50%, 06/01/2030	90,991
Principal Amount		Fair Value
Industrial — (continued)
$ 5,000	WRKCo Inc 3.00%, 06/15/2033	$ 5,444
		29,052,940
Technology — 1.07%
	Broadcom Inc
2,205,000	5.00%, 04/15/2030	2,624,875
15,000	4.15%, 11/15/2030	16,990
815,000	4.30%, 11/15/2032	941,354
400,000	CDW LLC / CDW Finance Corp 4.13%, 05/01/2025	414,500
5,000	Dell International LLC / EMC Corp(a) 7.13%, 06/15/2024	5,193
715,000	International Business Machines Corp 2.85%, 05/13/2022	738,862
310,000	Microchip Technology Inc 4.33%, 06/01/2023	334,519
	Micron Technology Inc
5,000	5.33%, 02/06/2029	6,176
1,325,000	4.66%, 02/15/2030	1,597,978
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
15,000	3.15%, 05/01/2027	16,508
205,000	3.40%, 05/01/2030	228,936
510,000	Open Text Holdings Inc(a) 4.13%, 02/15/2030	535,347
525,000	Qorvo Inc(a) 3.38%, 04/01/2031	536,813
335,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	354,768
		8,352,819
Utilities — 0.76%
	AES Corp(a)
100,000	3.95%, 07/15/2030	112,090
255,000	2.45%, 01/15/2031	255,513
	Calpine Corp(a)
455,000	5.13%, 03/15/2028	470,925
740,000	3.75%, 03/01/2031	719,650
285,000	Edison International 4.95%, 04/15/2025	323,928
905,000	FirstEnergy Corp 3.40%, 03/01/2050	851,153
5,000	IPALCO Enterprises Inc(a) 4.25%, 05/01/2030	5,707
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,434
	NRG Energy Inc(a)
395,000	4.45%, 06/15/2029	455,712
490,000	5.25%, 06/15/2029	539,000
210,000	Pacific Gas & Electric Co 4.25%, 03/15/2046	219,458
	PG&E Corp
1,130,000	4.30%, 03/15/2045	1,184,701

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 685,000	3.50%, 08/01/2050	$ 655,925
60,000	Southern California Edison Co 3.65%, 02/01/2050	64,552
30,000	Vistra Operations Co LLC(a) 3.70%, 01/30/2027	33,148
		5,926,896
TOTAL CORPORATE BONDS AND NOTES — 33.01% (Cost $254,983,073)		$256,650,973
CONVERTIBLE BONDS
Communications — 0.52%
	DISH Network Corp
550,000	0.00%, 12/15/2025(a)(f)	516,612
2,645,000	3.38%, 08/15/2026	2,438,935
315,000	Liberty Media Corp(a) 0.50%, 12/01/2050	323,222
320,000	Palo Alto Networks Inc(a) 0.38%, 06/01/2025	422,124
330,000	Uber Technologies Inc(a)(f) 0.00%, 12/15/2025	343,968
		4,044,861
Consumer, Cyclical — 0.14%
450,000	Marriott Vacations Worldwide Corp(a)(f) 0.00%, 01/15/2026	452,250
490,000	Southwest Airlines Co 1.25%, 05/01/2025	690,287
		1,142,537
Consumer, Non-Cyclical — 0.70%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024(e)	931,480
1,415,000	1.25%, 05/15/2027(a)	1,478,940
135,000	Chegg Inc(a)(f) 0.00%, 09/01/2026	156,398
120,000	Guardant Health Inc(a)(f) 0.00%, 11/15/2027	159,693
610,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	912,045
315,000	Shift4 Payments Inc(a)(f) 0.00%, 12/15/2025	360,452
1,015,000	Teladoc Health Inc(a) 1.25%, 06/01/2027	1,432,419
		5,431,427
Technology — 0.07%
130,000	Bentley Systems Inc(a) 0.13%, 01/15/2026	130,231
275,000	LivePerson Inc(a)(f) 0.00%, 12/15/2026	306,390
Principal Amount		Fair Value
Technology — (continued)
$ 70,000	Lumentum Holdings Inc 0.50%, 12/15/2026	$ 85,938
		522,559
Utilities — 0.03%
210,000	NRG Energy Inc 2.75%, 06/01/2048	251,475
TOTAL CONVERTIBLE BONDS — 1.46% (Cost $10,954,953)		$11,392,859
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank 0.25%, 09/15/2023	3,477,120
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,479,012
890,000	Mexico Government International Bond 3.77%, 05/24/2061	858,294
65,000	Province of Quebec Canada 0.60%, 07/23/2025	65,133
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.01% (Cost $7,913,783)		$7,879,559
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.53%
24,977	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.25%, 12/15/2036 1-mo. LIBOR + 1.12%	24,993
20,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	21,402
448,279	Citigroup Mortgage Trust(a)(d) Series 2019-B Class A1 3.26%, 04/25/2066	452,682
25,000	COMM Mortgage Trust(a) Series 2012-CR3 Class AM 3.42%, 10/15/2045	25,442
475,000	CSMC 2021-RPL1 Trust(a)(d) Series 2021-RPL1 Class A1 1.67%, 09/27/2060	475,000
	Goldman Sachs Mortgage Securities Trust(d)
	Series 2013-PEMB Class A
100,000	3.55%, 03/05/2033(a)	101,206
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	277,453

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 120,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d) Series 2012-C8 Class C 4.62%, 10/15/2045	$ 109,680
750,000	Mill City Mortgage Loan Trust(a)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	767,550
65,000	Morgan Stanley Bank of America Merrill Lynch Trust(d) Series 2013-C12 Class C 4.76%, 10/15/2046	59,925
190,000	Morgan Stanley Capital I Trust(a)(d) Series 2011-C2 Class B 5.20%, 06/15/2044	191,978
221,531	Preston Ridge Partners Mortgage LLC(a)(c) Series 2020-5 Class A1 3.10%, 11/25/2025	224,032
230,000	VOLT XCII LLC(a)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	230,000
160,000	Wells Fargo Commercial Mortgage Trust(d) Series 2016-C36 Class B 3.67%, 11/15/2059	158,836
	WFRBS Commercial Mortgage Trust(d)
	Series 2012-C7 Class C
240,000	4.80%, 06/15/2045	186,091
	Series 2013-C15 Class B
590,000	4.49%, 08/15/2046	588,317
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047	60,635
	Series 2014-C24 Class C
190,000	4.29%, 11/15/2047	161,552
		4,116,774
U.S. Government Agency — 17.53%
	Federal Home Loan Mortgage Corp
11,569	2.50%, 01/01/2029	12,181
138,597	3.00%, 11/01/2034	146,438
34,087	2.50%, 06/01/2035	35,797
240,929	2.00%, 09/01/2035	251,889
192,419	2.00%, 10/01/2035	201,172
487,186	2.00%, 11/01/2035	509,350
1,973,144	2.00%, 12/01/2035	2,062,909
73,505	3.00%, 09/01/2036	78,000
85,296	3.00%, 12/01/2046	90,978
63,231	4.00%, 05/01/2047	68,455
53,163	4.50%, 10/01/2047	58,157
65,208	4.00%, 02/01/2048	70,657
9,863	4.50%, 06/01/2048	10,731
13,740	4.00%, 10/01/2048	14,697
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 24,749	3.50%, 09/01/2049	$ 26,269
25,370	3.00%, 11/01/2049	26,724
763,311	3.50%, 05/01/2050	810,934
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K026 Class A2
40,000	2.51%, 11/25/2022	41,261
	Series K027 Class A2
40,000	2.64%, 01/25/2023	41,446
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	729,828
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	1,010,160
	Series K064 Class A2
505,000	3.22%, 03/25/2027	573,458
	Series K067 Class A2
75,000	3.19%, 07/25/2027	85,469
	Series K069 Class A2
805,000	3.19%, 09/25/2027(d)	918,841
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	115,651
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,971,501
	Series K095 Class A1
29,247	2.63%, 11/25/2028	31,629
	Series K730 Class A1
81,054	3.45%, 09/25/2024	83,481
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,906,608
26,533	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	28,169
	Federal National Mortgage Association
12,589	2.50%, 06/01/2030	13,426
527,516	3.00%, 10/01/2033	556,744
34,874	3.00%, 06/01/2034	37,684
36,345	3.00%, 07/01/2034	39,335
18,328	3.00%, 10/01/2034	19,382
33,455	3.00%, 11/01/2034	35,461
579,098	2.50%, 08/01/2035	608,158
48,346	2.00%, 09/01/2035	50,545
1,206,872	2.00%, 10/01/2035	1,261,777
1,951,417	2.00%, 11/01/2035	2,040,193
1,974,240	2.00%, 12/01/2035	2,064,055
1,987,653	2.00%, 01/01/2036	2,078,078
59,373	3.50%, 12/01/2045	64,117
50,698	3.50%, 01/01/2046	54,490
61,179	4.00%, 09/01/2047	66,052
28,898	3.50%, 01/01/2048	30,838
19,461	3.50%, 03/01/2048	20,769
12,887	4.00%, 06/01/2048	13,816
20,159	4.00%, 07/01/2049	22,059
35,364	3.50%, 08/01/2049	37,576
36,883	3.00%, 10/01/2049	38,876
13,648	3.00%, 12/01/2049	14,373

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 31,006	3.50%, 12/01/2049	$ 32,946
86,905	3.00%, 01/01/2050	91,783
30,227	3.00%, 02/01/2050	31,854
44,833	2.50%, 05/01/2050	47,221
457,327	2.50%, 06/01/2050	481,684
233,020	2.50%, 07/01/2050	245,445
1,753,292	3.00%, 07/01/2050	1,845,256
28,651	2.50%, 08/01/2050	30,177
1,921,413	3.00%, 10/01/2050	2,027,997
	Government National Mortgage Association
2,500,000	2.00%, TBA	2,596,484
6,250,000	2.50%, TBA	6,571,289
47,882	3.50%, 04/20/2047	51,168
31,708	4.00%, 04/20/2047	34,432
46,809	3.00%, 02/20/2048	49,110
65,995	3.50%, 02/20/2048	70,648
44,684	4.50%, 02/20/2048	48,902
	Uniform Mortgage-Backed Security(g)
32,975,000	2.00%, TBA	34,104,902
44,400,000	2.50%, TBA	46,705,434
7,250,000	3.00%, TBA	7,625,527
10,750,000	3.50%, TBA	11,430,273
		136,303,176
TOTAL MORTGAGE-BACKED SECURITIES — 18.06% (Cost $140,236,206)		$140,419,950
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	49,232
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.01% (Cost $45,242)		$49,232
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,875,000	1.50%, 11/30/2021	2,908,804
9,850,000	2.13%, 12/31/2021	10,032,764
6,100,000	1.50%, 08/15/2022	6,230,816
17,390,000	0.13%, 09/30/2022	17,394,076
17,390,000	0.13%, 10/31/2022	17,394,076
14,825,000	1.63%, 11/15/2022	15,222,843
27,830,000	0.13%, 11/30/2022	27,838,697
19,305,000	1.63%, 12/15/2022	19,848,707
13,925,000	0.13%, 12/31/2022	13,927,720
40,000	2.75%, 04/30/2023	42,344
95,000	1.75%, 05/15/2023	98,488
8,550,000	2.75%, 07/31/2023	9,105,082
16,870,000	2.75%, 11/15/2023	18,085,826
6,000,000	0.13%, 12/15/2023	5,992,031
8,000,000	2.50%, 01/31/2024	8,554,062
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 6,000,000	2.75%, 02/15/2024	$ 6,467,109
150,000	2.75%, 02/28/2025	164,865
3,620,000	2.75%, 06/30/2025	4,000,100
7,550,000	2.88%, 07/31/2025	8,397,311
16,887,000	2.63%, 12/31/2025	18,696,416
4,500,000	2.63%, 01/31/2026	4,987,617
3,915,000	1.88%, 07/31/2026	4,203,578
4,100,000	2.38%, 05/15/2027	4,540,430
16,250,000	0.38%, 09/30/2027	15,893,897
3,625,000	2.38%, 05/15/2029	4,047,397
565,000	1.50%, 02/15/2030	589,410
6,000,000	0.63%, 08/15/2030(e)	5,763,750
7,000,000	0.88%, 11/15/2030	6,868,750
145,000	3.50%, 02/15/2039	191,049
5,270,000	1.13%, 05/15/2040	4,822,050
15,900,000	1.13%, 08/15/2040	14,501,297
120,000	3.00%, 11/15/2044	149,564
780,000	2.50%, 02/15/2045	894,319
110,000	3.00%, 02/15/2048	138,660
35,000	3.13%, 05/15/2048	45,114
75,000	3.00%, 08/15/2048	94,699
3,525,000	2.00%, 02/15/2050	3,665,725
10,880,000	1.25%, 05/15/2050	9,416,300
2,750,000	1.63%, 11/15/2050	2,614,219
TOTAL U.S. TREASURY BONDS AND NOTES — 37.79% (Cost $295,587,380)		$293,829,962
Shares
COMMON STOCK
Basic Materials — 0.01%
1,381	Newmont Corp	82,307
Communications — 0.14%
31,394	AT&T Inc	898,810
1,885	Cisco Systems Inc	84,034
1,623	Comcast Corp Class A	80,452
		1,063,296
Consumer, Cyclical — 0.03%
317	Home Depot Inc	85,850
826	Starbucks Corp	79,965
563	Walmart Inc	79,096
		244,911
Consumer, Non-Cyclical — 0.09%
790	Abbott Laboratories	97,636
263	Anthem Inc	78,106
482	Automatic Data Processing Inc	79,588
1,572	Coca-Cola Co	75,692
552	Johnson & Johnson	90,048

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,011	Merck & Co Inc	$ 77,918
613	Procter & Gamble Co	78,592
244	UnitedHealth Group Inc	81,393
		658,973
Energy — 0.02%
929	Chevron Corp	79,151
3,740	Williams Cos Inc	79,400
		158,551
Financial — 0.04%
383	American Tower Corp REIT	87,079
119	BlackRock Inc	83,450
1,297	Morgan Stanley	86,964
903	Progressive Corp	78,732
		336,225
Industrial — 0.04%
332	Deere & Co	95,882
234	Lockheed Martin Corp	75,306
409	Union Pacific Corp	80,765
495	United Parcel Service Inc Class A	76,725
		328,678
Technology — 0.04%
339	Accenture PLC Class A	82,011
672	Apple Inc	88,677
392	Microsoft Corp	90,928
		261,616
Utilities — 0.02%
926	Duke Energy Corp	87,044
1,147	NextEra Energy Inc	92,758
		179,802
TOTAL COMMON STOCK — 0.43% (Cost $3,312,483)		$3,314,359
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.27%
8,285	Boston Scientific Corp 5.50%	899,247
10,894	Bunge Ltd 4.88%	1,171,615
		2,070,862
Energy — 0.00%(h)
396	El Paso Energy Capital Trust I 4.75%	20,988
Shares		Fair Value
Financial — 0.30%
860	Bank of America Corp 7.25%	$ 1,257,991
759	Wells Fargo & Co 7.50%	1,095,996
		2,353,987
Utilities — 0.05%
7,082	NextEra Energy Inc 5.28%	376,125
TOTAL CONVERTIBLE PREFERRED STOCK — 0.62% (Cost $4,741,690)		$4,821,962
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.95%
$7,400,000	Federal Home Loan Bank(f) 0.00%, 02/01/2021	7,400,000
U.S. Treasury Bonds and Notes — 14.56%
	U.S. Treasury Bills
65,750,000	0.08%, 02/11/2021	65,748,611
5,500,000	0.07%, 02/16/2021	5,499,826
42,000,000	0.08%, 02/18/2021	41,998,321
		113,246,758
Repurchase Agreements — 0.26%
999,945	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,005) with Citigroup Global Markets Inc, 0.06%, dated 1/31/21 to be repurchased at $999,945 on 2/1/21 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.38% - 8.50%, 2/1/23 - 1/1/59, with a value of $1,020,000.(i)	999,945
999,945	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,005) with RBC Capital Markets Corp, 0.06%, dated 1/31/21 to be repurchased at $999,945 on 2/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.63%, 2/18/21 - 1/20/51, with a value of $1,020,000.(i)	999,945

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 110	Repurchase agreement (principal amount/value $110 with a maturity value of $110) with HSBC Securities (USA) Inc, 0.04%, dated 1/31/21 to be repurchased at $110 on 2/1/21 collateralized by U.S. Treasury securities, 0.00% - 7.13%, 2/15/23 - 5/15/49, with a value of $112.(i)	$ 110
		2,000,000
TOTAL SHORT TERM INVESTMENTS — 15.77% (Cost $122,646,758)		$122,646,758
TOTAL INVESTMENTS — 113.99% (Cost $885,579,084)		$886,336,159
OTHER ASSETS & LIABILITIES, NET — (13.99)%		$(108,795,258)
TOTAL NET ASSETS — 100.00%		$777,540,901
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 29, 2021.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at January 29, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at January 29, 2021.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Represents less than 0.005% of net assets.
(i)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 29, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

January 29, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$45,330,545	$—	$45,330,545
Corporate Bonds and Notes	—	256,650,973	—	256,650,973
Convertible Bonds	—	11,392,859	—	11,392,859
Foreign Government Bonds and Notes	—	7,879,559	—	7,879,559
Mortgage-Backed Securities	—	140,419,950	—	140,419,950
U.S. Government Agency Bonds and Notes	—	49,232	—	49,232
U.S. Treasury Bonds and Notes	—	293,829,962	—	293,829,962
Common Stock	3,314,359	—	—	3,314,359
Convertible Preferred Stock	2,374,975	2,446,987	—	4,821,962
Short Term Investments	—	122,646,758	—	122,646,758
Total Assets	$5,689,334	$880,646,825	$0	$886,336,159
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

January 29, 2021